Schedule of Quantitative Information in Fair Value Measurements (Details) - Fair Value, Inputs, Level 3 [Member]	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	10.68	10.33	9.78
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	11.50	11.50	11.50
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input		5.10	5.85
Measurement Input	5 years 5 months 15 days	5 years 1 month 6 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	7.0	4.40	9.7
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	4.01	3.91	1.33
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Measurement Input	0.00	0.00	0.00